Prepayments and Other Current Assets - Schedule of Prepayments (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivables		$ 3,506	$ 4,412
Prepayments	[1]	3,023	2,033
VAT recoverable	[2]	955	428
Employee loans and advances	[3]	290	183
Restricted cash		280	130
Proceeds receivable for employee share option exercises		116	90
Others		889	50
Prepayments and other current assets		$ 9,059	$ 7,326

[1]	Prepayments are primarily related to prepayments for services, advertisements and other deposits.
[2]	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
[3]	Employee advances and loans are primarily advances to employees that are business related, taxes paid on behalf of employees related to their options, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.